T. ROWE PRICE HEALTH SCIENCES FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.6%
BIOTECHNOLOGY 30.4%

Major Biotechnology 9.5%
Alkermes (1)	649,326	23,694
Amgen	648,700	123,240
Array BioPharma (1)	3,354,070	81,772
Biogen (1)	330,624	78,153
Celgene (1)	1,460,700	137,802
Exact Sciences (1)	883,300	76,512
Neurocrine Biosciences (1)	1,403,818	123,676
Seattle Genetics (1)	957,121	70,100
Vertex Pharmaceuticals (1)	2,692,690	495,320
Zogenix (1)	954,467	52,505
		1,262,774
Other Biotechnology 20.9%
ACADIA Pharmaceuticals (1)	2,606,130	69,975
Acceleron Pharma (1)	1,327,569	61,825
Acerta Pharma, Class B, Acquisition Date 5/12/15,
Cost $4,041 (1)(2)(3)	159,731,910	12,779
Agios Pharmaceuticals (1)	706,016	47,614
Aimmune Therapeutics (1)	1,145,888	25,611
Alder Biopharmaceuticals (1)	2,582,937	35,257
Alexion Pharmaceuticals (1)	1,995,429	269,742
Allogene Therapeutics (1)	321,534	9,296
Allogene Therapeutics, Acquisition Date: 9/5/18,
Cost $8,643 (1)(2)	564,871	15,514
Alnylam Pharmaceuticals (1)	602,873	56,338
AnaptysBio (1)	277,996	20,308
Ascendis Pharma, ADR (1)	1,087,998	128,057
Atara Biotherapeutics (1)	777,892	30,921
Audentes Therapeutics (1)	427,350	16,675
BeiGene, Acquisition Date: 4/21/15, Cost $- (1)(2)	2	—
BeiGene, ADR (1)	316,401	41,765
BioMarin Pharmaceutical (1)	1,317,988	117,077
Bluebird Bio (1)	685,562	107,859
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T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Blueprint Medicines (1)	796,262	63,741
Corvus Pharmaceuticals (1)	574,068	2,308
CytomX Therapeutics (1)	490,327	5,271
Denali Therapeutics (1)	390,004	9,056
Editas Medicine (1)	160,450	3,923
Enanta Pharmaceuticals (1)	542,306	51,801
Exelixis (1)	1,937,305	46,108
Fate Therapeutics (1)	658,618	11,572
FibroGen (1)	854,173	46,424
Five Prime Therapeutics (1)	337,469	4,522
G1 Therapeutics (1)	635,399	10,548
Global Blood Therapeutics (1)	640,525	33,903
GlycoMimetics (1)	964,896	12,023
Homology Medicines (1)	456,500	12,659
ImmunoGen (1)	870,241	2,358
Immunomedics (1)	2,972,302	57,098
Incyte (1)	1,580,554	135,943
Insmed (1)	1,702,356	49,487
Intra-Cellular Therapies (1)	242,270	2,951
Ionis Pharmaceuticals (1)	1,148,009	93,184
Iovance Biotherapeutics (1)	1,795,816	17,078
Minerva Neurosciences (1)	940,470	7,392
Mirati Therapeutics (1)	320,126	23,465
Moderna (1)	35,394	720
Moderna, Acquisition Date: 1/31/18, Cost $6,788 (1)(2)	309,510	5,984
MyoKardia (1)	725,294	37,708
Myovant Sciences (1)	655,504	15,647
Nektar Therapeutics (1)	490,133	16,468
Novocure (1)	984,100	47,404
Regeneron Pharmaceuticals (1)	497,563	204,309
REGENXBIO (1)	576,395	33,033
Rhythm Pharmaceuticals (1)	302,583	8,294
Rocket Pharmaceuticals (1)	397,702	6,976
RPI International Holdings Partnership, Acquisition Date:
5/21/15, Cost $13,552 (1)(2)(3)	114,947	17,831
Sage Therapeutics (1)	1,901,430	302,422
Sarepta Therapeutics (1)	1,301,193	155,089
TherapeuticsMD (1)	1,505,377	7,331
Theravance Biopharma (1)	274,004	6,212
Tocagen (1)	510,506	5,549
Ultragenyx Pharmaceutical (1)	874,084	60,626
WaVe Life Sciences (1)	271,216	10,537
Xencor (1)	1,507,142	46,812
Zai Lab, ADR (1)	162,582	4,798
		2,763,178
Total Biotechnology		4,025,952

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LIFE SCIENCES 9.7%

Life Sciences 9.7%
Abcam (GBP)	1,426,242	21,114
Agilent Technologies	3,320,948	266,938
Bruker	1,507,264	57,939
Danaher	2,024,980	267,338
GenMark Diagnostics (1)	2,419,699	17,156
Illumina (1)	301,344	93,624
Mettler-Toledo International (1)	67,050	48,477
Quanterix (1)	802,790	20,736
Quidel (1)	855,033	55,979
Thermo Fisher Scientific	1,585,799	434,065
Total Life Sciences		1,283,366
PHARMACEUTICALS 14.3%

European Major - Pharmaceuticals 0.0%
Zeneca, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3)	375,635	231
		231
Major Pharmaceuticals 13.9%
Abeona Therapeutics (1)	693,533	5,104
Allergan	598,567	87,636
Amarin, ADR (1)	3,500,388	72,668
AstraZeneca, ADR	4,151,900	167,861
Bristol-Myers Squibb	2,016,636	96,214
Chugai Pharmaceutical (JPY)	584,800	40,281
Daiichi Sankyo (JPY)	1,427,600	65,923
Eisai (JPY)	213,900	12,036
Eli Lilly	2,248,300	291,739
Ironwood Pharmaceuticals (1)	638,760	8,643
Merck	2,277,423	189,413
Novartis (CHF)	2,505,638	240,841
Pfizer	8,935,300	379,482
Roche Holding (CHF)	664,009	182,971
		1,840,812
Specialty Pharmaceuticals 0.4%
Cara Therapeutics (1)	620,691	12,178
GW Pharmaceuticals, ADR (1)	178,617	30,109
Madrigal Pharmaceuticals (1)	72,956	9,139
		51,426
Total Pharmaceuticals		1,892,469
PRODUCTS & DEVICES 19.2%

Implants 14.2%
Align Technology (1)	138,313	39,327
AtriCure (1)	648,700	17,379

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Becton Dickinson & Company	2,361,410	589,715
Intuitive Surgical (1)	1,202,826	686,308
Stryker	1,857,119	366,818
Teleflex	359,233	108,546
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3)	113,564	13,998
Wright Medical Group (1)	2,020,316	63,539
		1,885,630
Other Products & Devices 5.0%
Argenx, ADR (1)	781,471	97,559
Cooper	421,908	124,956
DexCom (1)	426,131	50,752
Hologic (1)	3,239,300	156,782
ICU Medical (1)	299,317	71,636
Insulet (1)	340,900	32,416
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18,
Cost $6,893 (1)(2)(3)	586,477	8,972
Lantheus Holdings (1)	1,012,410	24,784
Penumbra (1)	357,398	52,541
Shockwave Medical (1)	183,562	6,144
Shockwave Medical, Acquisition Date: 11/10/16 - 9/27/17,
Cost $12,513 (1)(2)	1,015,506	32,290
		658,832
Total Products & Devices		2,544,462
SERVICES 20.1%

Other Services 1.5%
Elanco Animal Health (1)	2,162,600	69,355
Guardant Health (1)	254,560	19,525
Guardant Health, Acquisition Date: 5/9/17, Cost $4,255 (1)(2)	381,779	27,818
HTG Molecular Diagnostics (1)(4)	1,629,330	4,073
West Pharmaceutical Services	678,759	74,799
		195,570
Payors 16.1%
Anthem	1,352,600	388,169
Centene (1)	3,488,068	185,216
Cigna	1,778,130	285,959
Humana	631,653	168,020
Molina Healthcare (1)	581,991	82,619
UnitedHealth Group	3,501,594	865,804
WellCare Health Plans (1)	569,630	153,658
		2,129,445
Providers 2.5%
Acadia Healthcare (1)	783,953	22,978
DaVita (1)	204,116	11,081
HCA Healthcare	1,846,793	240,785

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Teladoc Health (1)	629,200	34,984
Universal Health Services, Class B	197,393	26,405
		336,233
Total Services		2,661,248
Total Miscellaneous Common Stocks 4.9% (5)		642,054
Total Common Stocks (Cost $7,409,465)		13,049,551

PREFERRED STOCKS 0.3%
LIFE SCIENCES 0.3%
Life Sciences 0.3%
Sartorius (EUR)(6)	212,658	36,547
		36,547
Total Preferred Stocks (Cost $30,798)		36,547

CONVERTIBLE PREFERRED STOCKS 0.9%
PRODUCTS & DEVICES 0.6%
Capital Equipment 0.0%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3)	2,507,885	4,243
		4,243
Implants 0.4%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	410,598	25,550
Kardium, Series D, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3)	8,849,057	8,574
Outset Medical, Series C, Acquisition Date: 4/19/17,
Cost $12,764 (1)(2)(3)(4)	4,925,232	15,318
Outset Medical, Series D, Acquisition Date 8/20/18,
Cost $ 8,486 (1)(2)(3)(4)	2,728,650	8,486
		57,928
Other Products & Devices 0.2%
JAND, Series D, Acquisition Date: 4/23/15,
Cost $14,087 (1)(2)(3)	1,226,526	18,765
JAND, Series E, Acquisition Date: 3/9/18, Cost $721 (1)(2)(3)	45,895	702
		19,467
Total Products & Devices		81,638
SERVICES 0.3%
Information & Data Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14,
Cost $4,993 (1)(2)(3)	1,035,633	6,711
		6,711

T. ROWE PRICE HEALTH SCIENCES FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Other Services 0.2%
Tempus Labs, Series D, Acquisition Date: 3/16/18,
Cost $8,876 (1)(2)(3)	946,886	15,300
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3)	633,505	10,607
		25,907
Total Services		32,618
Total Convertible Preferred Stocks (Cost $93,881)		114,256

CONVERTIBLE BONDS 0.1%
Ironwood Pharmaceuticals, 2.25%, 6/15/22	13,670,000	15,122
Total Convertible Bonds (Cost $13,670)		15,122

SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.49% (4)(7)	19,632,888	19,633
		19,633
Total Short-Term Investments (Cost $19,633)		19,633

Total Investments in Securities 100.0%
(Cost $7,567,447)		$13,235,109
Other Assets Less Liabilities 0.0%		(3,539)
Net Assets 100.0%		$13,231,570

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $224,123 and represents 1.7% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen

T. ROWE PRICE HEALTH SCIENCES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate	(Loss)				Gain/Loss	Income
HTG Molecular Diagnostics			$—		$(65)	$—
Outset Medical, Series C			—		—	—
Outset Medical, Series D			—		—	—
Shockwave Medical**			—		18,323	—
T. Rowe Price Government Reserve
Fund			—		—	121
Totals	$		—#		$18,258	$121+

Supplementary Investment Schedule
	Value		Purchase		Sales	Value
Affiliate	12/31/18		Cost		Cost	3/31/19
HTG Molecular Diagnostics	$4,138	$		— $	— $	4,073
Outset Medical, Series C	15,318			—	—	15,318
Outset Medical, Series D	8,486			—	—	8,486
Shockwave Medical**	13,967			—	—	*
T. Rowe Price Government
Reserve Fund	42,767			¤	¤	19,633
						$47,510^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $121 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
** Includes previously reported affiliate Shockwave Medical, Series A-1, Shockwave Medical, Series
B, and Shockwave Medical, Series C; acquired through a corporate action.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,608.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND

Unaudited

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

NOTES TO PORTFOLIO OF
INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market

T. ROWE PRICE HEALTH SCIENCES FUND

valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$12,314,365$	681,375$	53,811$	13,049,551
Preferred Stocks	—	36,547	—	36,547
Convertible Preferred Stocks	—	25,550	88,706	114,256
Fixed Income Securities[1]	—	15,122	—	15,122
Short-Term Investments	19,633	—	—	19,633
Total	$12,333,998$	758,594$	142,517$	13,235,109

1Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $3,331,000 for the period ended March 31, 2019.
During the period, transfers out of Level 3 were because observable market data became available for the security.

($000	s)
		Beginning			Transfers	Ending
		Balance	Gain (Loss)	Total	Out of	Balance
		1/1/19	During Period	Purchases	Level 3	3/31/19
Investment in Securities
Common Stocks		$38,025	$1,788	$13,998	$–	$53,811
Convertible Preferred
Stocks		101,130	89	–	(12,513)	88,706

Total		$139,155	$1,877	$13,998	$(12,513)	$142,517